Related Party Transactions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Donations	$ 2.4
Shanghai Yafu Investment Consulting Co., Ltd.
Related Party Transaction [Line Items]
Ownership percentage	10.00%
Shanghai Yafu Investment Consulting Co., Ltd. | Subsidiaries
Related Party Transaction [Line Items]
Number of businesses acquired	4